AST BOND PORTFOLIO 2030
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investment — 96.0%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio* (cost $39,681,011)	4,020,063	$45,064,908
Short-Term Investment — 2.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,253,159)	1,253,159	1,253,159

TOTAL INVESTMENTS—98.7% (cost $40,934,170)(wa)		46,318,067

Other assets in excess of liabilities(z) — 1.3%		626,537

Net Assets — 100.0%		$46,944,604

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
570	5 Year U.S. Treasury Notes	Jun. 2026	$61,662,423	$(832,037)
Short Positions:
58	2 Year U.S. Treasury Notes	Jun. 2026	12,031,828	75,229
130	3 Year U.S. Treasury Notes	Jun. 2026	27,480,781	266,674
45	10 Year U.S. Treasury Notes	Jun. 2026	4,997,110	93,390
36	10 Year U.S. Ultra Treasury Notes	Jun. 2026	4,086,563	73,187
51	20 Year U.S. Treasury Bonds	Jun. 2026	5,807,625	160,442
31	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	3,613,438	110,467
				779,389
				$(52,648)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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